QUARTERLY REPORT
Syntax Stratified LargeCap ETF
March 31, 2022

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	1,153	$171,659
A O Smith Corp.	2,228	142,347
Abbott Laboratories	535	63,323
AbbVie, Inc.	1,539	249,487
ABIOMED, Inc.(a)	282	93,410
Accenture PLC, Class A	522	176,034
Activision Blizzard, Inc.	4,050	324,445
Adobe, Inc.(a)	392	178,603
Advance Auto Parts, Inc.	599	123,969
Advanced Micro Devices, Inc.(a)	1,246	136,238
AES Corp.	16,478	423,979
Aflac, Inc.	2,713	174,690
Agilent Technologies, Inc.	830	109,834
Air Products and Chemicals, Inc.	213	53,231
Akamai Technologies, Inc.(a)	2,999	358,051
Alaska Air Group, Inc.(a)	2,999	173,972
Albemarle Corp.	249	55,066
Alexandria Real Estate Equities, Inc., REIT	577	116,121
Align Technology, Inc.(a)	303	132,108
Allegion PLC	598	65,648
Alliant Energy Corp.	1,351	84,410
Allstate Corp.	1,317	182,418
Alphabet, Inc., Class A(a)	61	169,662
Alphabet, Inc., Class C(a)	61	170,372
Altria Group, Inc.	7,249	378,760
Amazon.com, Inc.(a)	50	162,998
Amcor PLC	7,457	84,488
Ameren Corp.	931	87,291
American Airlines Group, Inc.(a)	10,439	190,512
American Electric Power Co., Inc.	2,551	254,513
American Express Co.	258	48,246
American International Group, Inc.	4,280	268,656
American Tower Corp., REIT	229	57,529
American Water Works Co., Inc.	2,137	353,738
Ameriprise Financial, Inc.	398	119,543
AmerisourceBergen Corp.	1,352	209,168
AMETEK, Inc.	967	128,785
Amgen, Inc.	1,004	242,787
Amphenol Corp., Class A	3,312	249,559
Analog Devices, Inc.	1,765	291,543
ANSYS, Inc.(a)	556	176,613
Anthem, Inc.	560	275,083
Aon PLC, Class A	123	40,052
APA Corp.	1,563	64,599
Apple, Inc.	3,154	550,720
Applied Materials, Inc.	1,315	173,317
Aptiv PLC(a)	3,446	412,521
Archer-Daniels-Midland Co.	5,837	526,848
Arista Networks, Inc.(a)	1,625	225,842
Arthur J Gallagher & Co.	235	41,031
Assurant, Inc.	959	174,375
Security Description	Shares	Value
AT&T, Inc.	10,517	$248,517
Atmos Energy Corp.	2,860	341,741
Autodesk, Inc.(a)	843	180,697
Automatic Data Processing, Inc.	1,047	238,234
AutoZone, Inc.(a)	67	136,987
AvalonBay Communities, Inc., REIT	576	143,061
Avery Dennison Corp.	376	65,413
Baker Hughes Co.	8,637	314,473
Ball Corp.	950	85,500
Bank of America Corp.	3,024	124,649
Bank of New York Mellon Corp.	2,170	107,697
Bath & Body Works, Inc.	6,945	331,971
Baxter International, Inc.	633	49,083
Becton Dickinson and Co.	190	50,540
Berkshire Hathaway, Inc., Class B(a)	1,494	527,248
Best Buy Co., Inc.	2,578	234,340
Biogen, Inc.(a)	1,160	244,296
Bio-Rad Laboratories, Inc., Class A(a)	232	130,669
Bio-Techne Corp.	270	116,921
BlackRock, Inc.	158	120,739
Boeing Co.(a)	924	176,946
Booking Holdings, Inc.(a)	105	246,587
BorgWarner, Inc.	10,071	391,762
Boston Properties, Inc., REIT	879	113,215
Boston Scientific Corp.(a)	1,461	64,708
Bristol-Myers Squibb Co.	3,335	243,555
Broadcom, Inc.	375	236,130
Broadridge Financial Solutions, Inc.	750	116,783
Brown & Brown, Inc.	575	41,555
Brown-Forman Corp., Class B	3,898	261,244
Cadence Design Systems, Inc.(a)	2,242	368,719
Caesars Entertainment, Inc.(a)	869	67,226
Campbell Soup Co.	4,959	221,023
Capital One Financial Corp.	2,498	327,962
Cardinal Health, Inc.	3,713	210,527
CarMax, Inc.(a)	1,229	118,574
Carnival Corp.(a)	4,722	95,479
Carrier Global Corp.	1,537	70,502
Catalent, Inc.(a)	2,389	264,940
Caterpillar, Inc.	757	168,675
Cboe Global Markets, Inc.	379	43,365
CBRE Group, Inc., Class A(a)	413	37,798
CDW Corp.	715	127,906
Celanese Corp.	472	67,435
Centene Corp.(a)	3,119	262,589
CenterPoint Energy, Inc.	8,573	262,677
Ceridian HCM Holding, Inc.(a)	3,531	241,379
Cerner Corp.	995	93,092
CF Industries Holdings, Inc.	846	87,189
CH Robinson Worldwide, Inc.	794	85,522
Charles River Laboratories International, Inc.(a)	420	119,267

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	3,037	$256,049
Charter Communications, Inc., Class A(a)	579	315,856
Chevron Corp.	4,283	697,401
Chipotle Mexican Grill, Inc.(a)	333	526,816
Chubb Ltd.	967	206,841
Church & Dwight Co., Inc.	5,125	509,322
Cigna Corp.	860	206,065
Cincinnati Financial Corp.	1,601	217,672
Cintas Corp.	494	210,143
Cisco Systems, Inc.	3,568	198,952
Citigroup, Inc.	2,251	120,203
Citizens Financial Group, Inc.	1,157	52,447
Citrix Systems, Inc.	2,145	216,431
Clorox Co.	3,748	521,084
CME Group, Inc.	192	45,669
CMS Energy Corp.	1,230	86,026
Coca-Cola Co.	6,316	391,592
Cognizant Technology Solutions Corp., Class A	1,056	94,692
Colgate-Palmolive Co.	6,610	501,236
Comcast Corp., Class A	7,221	338,087
Comerica, Inc.	1,845	166,843
Conagra Brands, Inc.	6,947	233,211
ConocoPhillips	621	62,100
Consolidated Edison, Inc.	2,732	258,666
Constellation Brands, Inc., Class A	1,148	264,407
Constellation Energy Corp.	7,415	417,094
Cooper Companies, Inc.	320	133,629
Copart, Inc.(a)	1,876	235,382
Corning, Inc.	6,691	246,965
Corteva, Inc.	1,517	87,197
Costco Wholesale Corp.	1,388	799,280
Coterra Energy, Inc.	9,514	256,593
Crown Castle International Corp., REIT	311	57,411
CSX Corp.	2,345	87,820
Cummins, Inc.	340	69,737
CVS Health Corp.	6,284	636,004
Danaher Corp.	467	136,985
Darden Restaurants, Inc.	3,783	502,950
DaVita, Inc.(a)	738	83,475
Deere & Co.	419	174,078
Delta Air Lines, Inc.(a)	4,564	180,597
DENTSPLY SIRONA, Inc.	1,001	49,269
Devon Energy Corp.	4,159	245,922
Dexcom, Inc.(a)	314	160,642
Diamondback Energy, Inc.	472	64,702
Digital Realty Trust, Inc., REIT	2,396	339,753
Discover Financial Services	3,111	342,801
Discovery, Inc., Class A(a)	4,068	101,375
Discovery, Inc., Class C(a)	4,068	101,578
DISH Network Corp., Class A(a)	8,118	256,935
Dollar General Corp.	790	175,878
Security Description	Shares	Value
Dollar Tree, Inc.(a)	1,108	$177,446
Dominion Energy, Inc.	2,964	251,851
Domino's Pizza, Inc.	1,260	512,833
Dover Corp.	1,081	169,609
Dow, Inc.	1,068	68,053
DR Horton, Inc.	3,013	224,499
DTE Energy Co.	1,922	254,108
Duke Energy Corp.	767	85,643
Duke Realty Corp., REIT	1,009	58,583
DuPont de Nemours, Inc.	639	47,018
DXC Technology Co.(a)	3,039	99,163
Eastman Chemical Co.	443	49,643
Eaton Corp. PLC	1,658	251,618
eBay, Inc.	2,887	165,310
Ecolab, Inc.	291	51,379
Edison International	3,764	263,856
Edwards Lifesciences Corp.(a)	589	69,337
Electronic Arts, Inc.	2,657	336,137
Eli Lilly & Co.	863	247,137
Emerson Electric Co.	327	32,062
Enphase Energy, Inc.(a)	1,428	288,142
Entergy Corp.	2,243	261,870
EOG Resources, Inc.	527	62,834
EPAM Systems, Inc.(a)	465	137,924
Equifax, Inc.	242	57,378
Equinix, Inc., REIT	471	349,303
Equity Residential, REIT	1,604	144,232
Essex Property Trust, Inc., REIT	413	142,683
Estee Lauder Companies, Inc., Class A	1,848	503,247
Etsy, Inc.(a)	1,191	148,017
Everest Re Group Ltd.	718	216,391
Evergy, Inc.	1,264	86,382
Eversource Energy	971	85,632
Exelon Corp.	8,384	399,330
Expedia Group, Inc.(a)	1,207	236,174
Expeditors International of Washington, Inc.	815	84,075
Extra Space Storage, Inc., REIT	708	145,565
Exxon Mobil Corp.	8,618	711,761
F5, Inc.(a)	1,003	209,577
FactSet Research Systems, Inc.	133	57,742
Fastenal Co.	2,258	134,125
Federal Realty Investment Trust	548	66,894
FedEx Corp.	380	87,928
Fidelity National Information Services, Inc.	609	61,156
Fifth Third Bancorp	1,234	53,111
First Republic Bank	1,016	164,694
FirstEnergy Corp.	5,549	254,477
Fiserv, Inc.(a)	577	58,508
FleetCor Technologies, Inc.(a)	191	47,570
FMC Corp.	659	86,705
Ford Motor Co.	15,206	257,133
Fortinet, Inc.(a)	1,165	398,127

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Fortive Corp.	540	$32,902
Fortune Brands Home & Security, Inc.	1,744	129,544
Fox Corp., Class A	2,478	97,757
Fox Corp., Class B	2,696	97,811
Franklin Resources, Inc.	3,976	111,010
Freeport-McMoRan, Inc.	6,927	344,549
Garmin Ltd.	4,440	526,628
Gartner, Inc.(a)	334	99,352
Generac Holdings, Inc.(a)	234	69,559
General Dynamics Corp.	701	169,067
General Electric Co.	1,763	161,315
General Mills, Inc.	3,357	227,336
General Motors Co.(a)	5,874	256,929
Genuine Parts Co.	1,004	126,524
Gilead Sciences, Inc.	3,957	235,244
Global Payments, Inc.	342	46,799
Globe Life, Inc.	1,678	168,807
Goldman Sachs Group, Inc.	744	245,594
Halliburton Co.	8,691	329,128
Hartford Financial Services Group, Inc.	3,644	261,676
Hasbro, Inc.	2,115	173,261
HCA Healthcare, Inc.	1,219	305,506
Healthpeak Properties, Inc., REIT	2,506	86,031
Henry Schein, Inc.(a)	2,317	202,019
Hershey Co.	896	194,100
Hess Corp.	643	68,827
Hewlett Packard Enterprise Co.	14,737	246,255
Hilton Worldwide Holdings, Inc.(a)	766	116,233
Hologic, Inc.(a)	1,757	134,973
Home Depot, Inc.	768	229,885
Honeywell International, Inc.	894	173,955
Hormel Foods Corp.	9,661	497,928
Host Hotels & Resorts, Inc., REIT	6,016	116,891
Howmet Aerospace, Inc.	1,973	70,910
HP, Inc.	13,441	487,908
Humana, Inc.	611	265,889
Huntington Bancshares, Inc.	3,684	53,860
Huntington Ingalls Industries, Inc.	592	118,068
IDEX Corp.	963	184,636
IDEXX Laboratories, Inc.(a)	247	135,124
Illinois Tool Works, Inc.	798	167,101
Illumina, Inc.(a)	357	124,736
Incyte Corp.(a)	3,106	246,679
Ingersoll Rand, Inc.	3,843	193,495
Intel Corp.	2,836	140,552
Intercontinental Exchange, Inc.	345	45,581
International Business Machines Corp.	752	97,775
International Flavors & Fragrances, Inc.	395	51,875
International Paper Co.	1,438	66,364
Interpublic Group of Companies, Inc.	3,286	116,489
Intuit, Inc.	493	237,054
Intuitive Surgical, Inc.(a)	296	89,297
Security Description	Shares	Value
Invesco Ltd.	5,410	$124,755
IPG Photonics Corp.(a)	277	30,404
IQVIA Holdings, Inc.(a)	507	117,223
Iron Mountain, Inc., REIT	1,074	59,510
J M Smucker Co.	1,625	220,041
Jack Henry & Associates, Inc.	293	57,736
Jacobs Engineering Group, Inc.	2,927	403,370
JB Hunt Transport Services, Inc.	412	82,725
Johnson & Johnson	1,353	239,792
Johnson Controls International PLC	1,101	72,193
JPMorgan Chase & Co.	944	128,686
Juniper Networks, Inc.	5,885	218,687
Kellogg Co.	3,057	197,146
KeyCorp	2,363	52,884
Keysight Technologies, Inc.(a)	1,339	211,522
Kimberly-Clark Corp.	4,151	511,237
Kimco Realty Corp., REIT	2,742	67,727
Kinder Morgan, Inc.	17,967	339,756
KLA Corp.	503	184,128
Kraft Heinz Co.	5,594	220,348
Kroger Co.	13,092	751,088
L3Harris Technologies, Inc.	486	120,756
Laboratory Corp. of America Holdings(a)	613	161,624
Lam Research Corp.	334	179,562
Lamb Weston Holdings, Inc.	4,172	249,945
Las Vegas Sands Corp.(a)	1,785	69,383
Leidos Holdings, Inc.	911	98,406
Lennar Corp., Class A	2,819	228,818
Lincoln National Corp.	2,682	175,296
Linde PLC	163	52,067
Live Nation Entertainment, Inc.(a)	751	88,348
LKQ Corp.	2,768	125,695
Lockheed Martin Corp.	278	122,709
Loews Corp.	8,010	519,208
Lowe's Companies, Inc.	1,100	222,409
Lumen Technologies, Inc.	30,449	343,160
LyondellBasell Industries N.V., Class A	627	64,468
M&T Bank Corp.	317	53,732
Marathon Oil Corp.	2,633	66,115
Marathon Petroleum Corp.	6,215	531,382
MarketAxess Holdings, Inc.	127	43,205
Marriott International, Inc., Class A(a)	669	117,577
Marsh & McLennan Companies, Inc.	244	41,582
Martin Marietta Materials, Inc.	437	168,197
Masco Corp.	2,725	138,975
Mastercard, Inc., Class A	132	47,174
Match Group, Inc.(a)	3,674	399,511
McCormick & Co., Inc.	2,164	215,967
McDonald's Corp.	2,149	531,405
McKesson Corp.	692	211,842
Medtronic PLC	585	64,906
Merck & Co., Inc.	2,935	240,817

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Meta Platforms, Inc., Class A(a)	1,733	$385,350
MetLife, Inc.	2,532	177,949
Mettler-Toledo International, Inc.(a)	82	112,602
MGM Resorts International	1,620	67,943
Microchip Technology, Inc.	1,884	141,564
Micron Technology, Inc.	1,787	139,189
Microsoft Corp.	2,322	715,896
Mid-America Apartment Communities, Inc., REIT	669	140,122
Moderna, Inc.(a)	1,662	286,296
Mohawk Industries, Inc.(a)	1,114	138,359
Molina Healthcare, Inc.(a)	831	277,213
Molson Coors Beverage Co., Class B	4,798	256,117
Mondelez International, Inc., Class A	3,096	194,367
Monolithic Power Systems, Inc.	656	318,606
Monster Beverage Corp.(a)	4,995	399,100
Moody's Corp.	176	59,384
Morgan Stanley	2,862	250,139
Mosaic Co.	1,311	87,182
Motorola Solutions, Inc.	2,201	533,082
MSCI, Inc.	119	59,843
Nasdaq, Inc.	261	46,510
NetApp, Inc.	2,898	240,534
Netflix, Inc.(a)	638	238,988
Newell Brands, Inc.	8,476	181,471
Newmont Corp.	4,228	335,915
News Corp., Class A	4,655	103,108
News Corp., Class B	4,558	102,646
NextEra Energy, Inc.	3,077	260,653
Nielsen Holdings PLC	6,192	168,670
NIKE, Inc., Class B	1,991	267,909
NiSource, Inc.	10,914	347,065
Nordson Corp.	141	32,018
Norfolk Southern Corp.	303	86,422
Northern Trust Corp.	1,032	120,176
Northrop Grumman Corp.	278	124,327
NortonLifeLock, Inc.	11,774	312,246
Norwegian Cruise Line Holdings Ltd.(a)	4,646	101,654
NRG Energy, Inc.	9,508	364,727
Nucor Corp.	2,406	357,652
NVIDIA Corp.	587	160,169
NVR, Inc.(a)	52	232,298
NXP Semiconductors N.V.	1,457	269,662
Occidental Petroleum Corp.	1,050	59,577
Old Dominion Freight Line, Inc.	264	78,852
Omnicom Group, Inc.	1,424	120,869
ONEOK, Inc.	4,922	347,641
Oracle Corp.	4,179	345,729
O'Reilly Automotive, Inc.(a)	182	124,663
Organon & Co.	6,408	223,831
Otis Worldwide Corp.	918	70,640
PACCAR, Inc.	1,900	167,333
Security Description	Shares	Value
Packaging Corp. of America	406	$63,381
Paramount Global, Class B	5,980	226,104
Parker-Hannifin Corp.	244	69,237
Paychex, Inc.	1,796	245,100
Paycom Software, Inc.(a)	713	246,969
PayPal Holdings, Inc.(a)	560	64,764
Penn National Gaming, Inc.(a)	1,524	64,648
Pentair PLC	3,402	184,422
People's United Financial, Inc.	8,003	159,980
PepsiCo, Inc.	1,191	199,350
PerkinElmer, Inc.	653	113,922
Pfizer, Inc.	4,568	236,485
Philip Morris International, Inc.	4,116	386,657
Phillips 66	6,037	521,536
Pinnacle West Capital Corp.	1,101	85,988
Pioneer Natural Resources Co.	260	65,008
PNC Financial Services Group, Inc.	300	55,335
Pool Corp.	277	117,129
PPG Industries, Inc.	541	70,909
PPL Corp.	3,096	88,422
Principal Financial Group, Inc.	2,500	183,525
Procter & Gamble Co.	3,408	520,742
Progressive Corp.	1,541	175,659
Prologis, Inc., REIT	369	59,586
Prudential Financial, Inc.	1,533	181,155
PTC, Inc.(a)	1,566	168,690
Public Service Enterprise Group, Inc.	3,710	259,700
Public Storage, REIT	380	148,306
PulteGroup, Inc.	5,255	220,184
PVH Corp.	4,482	343,366
Qorvo, Inc.(a)	1,756	217,920
QUALCOMM, Inc.	1,421	217,157
Quanta Services, Inc.	2,968	390,618
Quest Diagnostics, Inc.	1,191	163,000
Ralph Lauren Corp.	3,023	342,929
Raymond James Financial, Inc.	2,535	278,622
Raytheon Technologies Corp.	1,676	166,041
Realty Income Corp., REIT	996	69,023
Regency Centers Corp., REIT	973	69,414
Regeneron Pharmaceuticals, Inc.(a)	359	250,733
Regions Financial Corp.	2,474	55,071
Republic Services, Inc.	1,445	191,463
ResMed, Inc.	512	124,165
Robert Half International, Inc.	1,492	170,357
Rockwell Automation, Inc.	118	33,044
Rollins, Inc.	5,679	199,049
Roper Technologies, Inc.	73	34,473
Ross Stores, Inc.	5,559	502,867
Royal Caribbean Cruises Ltd.(a)	1,190	99,698
S&P Global, Inc.	141	57,835
salesforce.com, Inc.(a)	1,644	349,054
SBA Communications Corp., REIT	170	58,497

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Schlumberger N.V.	7,578	$313,047
Seagate Technology Holdings PLC	2,793	251,091
Sealed Air Corp.	1,255	84,035
Sempra Energy	525	88,263
ServiceNow, Inc.(a)	422	235,008
Sherwin-Williams Co.	276	68,895
Signature Bank	560	164,354
Simon Property Group, Inc., REIT	499	65,648
Skyworks Solutions, Inc.	2,040	271,891
Snap-on, Inc.	887	182,261
SolarEdge Technologies, Inc.(a)	765	246,613
Southern Co.	1,183	85,779
Southwest Airlines Co.(a)	3,638	166,620
Stanley Black & Decker, Inc.	1,251	174,877
Starbucks Corp.	5,895	536,268
State Street Corp.	1,321	115,086
STERIS PLC	371	89,697
Stryker Corp.	491	131,269
SVB Financial Group(a)	308	172,311
Synchrony Financial	9,279	323,002
Synopsys, Inc.(a)	1,105	368,263
Sysco Corp.	9,403	767,755
T Rowe Price Group, Inc.	797	120,498
Take-Two Interactive Software, Inc.(a)	2,117	325,468
Tapestry, Inc.	7,099	263,728
Target Corp.	788	167,229
TE Connectivity Ltd.	1,916	250,958
Teledyne Technologies, Inc.(a)	72	34,029
Teleflex, Inc.	143	50,741
Teradyne, Inc.	1,521	179,828
Tesla, Inc.(a)	306	329,746
Texas Instruments, Inc.	1,529	280,541
Textron, Inc.	2,349	174,719
Thermo Fisher Scientific, Inc.	204	120,493
TJX Companies, Inc.	7,942	481,126
T-Mobile US, Inc.(a)	1,958	251,309
Tractor Supply Co.	539	125,786
Trane Technologies PLC	448	68,410
TransDigm Group, Inc.(a)	109	71,018
Travelers Companies, Inc.	1,125	205,571
Trimble, Inc.(a)	468	33,762
Truist Financial Corp.	946	53,638
Twitter, Inc.(a)	9,854	381,251
Tyler Technologies, Inc.(a)	546	242,910
Tyson Foods, Inc., Class A	5,564	498,701
UDR, Inc., REIT	2,459	141,073
Ulta Beauty, Inc.(a)	664	264,418
Under Armour, Inc., Class A(a)	7,935	135,054
Under Armour, Inc., Class C(a)	8,709	135,512
Union Pacific Corp.	313	85,515
United Airlines Holdings, Inc.(a)	4,198	194,619
United Parcel Service, Inc., Class B	397	85,141
Security Description	Shares	Value
United Rentals, Inc.(a)	380	$134,980
UnitedHealth Group, Inc.	538	274,364
Universal Health Services, Inc., Class B	2,158	312,802
US Bancorp	1,029	54,691
Valero Energy Corp.	5,321	540,294
Ventas, Inc., REIT	1,390	85,846
VeriSign, Inc.(a)	1,595	354,824
Verisk Analytics, Inc.	296	63,530
Verizon Communications, Inc.	4,598	234,222
Vertex Pharmaceuticals, Inc.(a)	972	253,663
VF Corp.	4,558	259,168
Viatris, Inc.	22,908	249,239
Visa, Inc., Class A	220	48,789
Vornado Realty Trust, REIT	2,346	106,321
Vulcan Materials Co.	927	170,290
W R Berkley Corp.	3,098	206,263
Walgreens Boots Alliance, Inc.	13,709	613,752
Walmart, Inc.	5,148	766,640
Walt Disney Co.(a)	1,479	202,860
Waste Management, Inc.	1,206	191,151
Waters Corp.(a)	344	106,774
WEC Energy Group, Inc.	864	86,236
Wells Fargo & Co.	2,518	122,022
Welltower, Inc., REIT	890	85,565
West Pharmaceutical Services, Inc.	132	54,214
Western Digital Corp.(a)	5,385	267,365
Westinghouse Air Brake Technologies Corp.	747	71,839
Westrock Co.	1,407	66,171
Weyerhaeuser Co., REIT	4,103	155,504
Whirlpool Corp.	790	136,496
Williams Companies, Inc.	10,193	340,548
Willis Towers Watson PLC	165	38,976
WW Grainger, Inc.	257	132,558
Wynn Resorts Ltd.(a)	899	71,686
Xcel Energy, Inc.	1,157	83,501
Xylem, Inc.	2,186	186,378
Yum! Brands, Inc.	4,197	497,470
Zebra Technologies Corp., Class A(a)	317	131,143
Zimmer Biomet Holdings, Inc.	1,027	131,353
Zions Bancorp NA	2,531	165,932
Zoetis, Inc.	1,239	233,663
TOTAL INVESTMENTS—99.7% (Cost $87,139,160)		99,208,578
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		345,315
NET ASSETS—100.0%		$99,553,893

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$99,208,578	$—	$—	$99,208,578
Total	$99,208,578	$—	$—	$99,208,578

Syntax Stratified LargeCap ETF
Schedule of Investments
March 31, 2022 (Unaudited)

INDUSTRY BREAKDOWN
As of March 31, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.5%
Business Software for Specific Uses	3.3
Processed Foods	3.2
Electric Competitive	3.2
Restaurants	3.1
Food Distributors	3.1
Downstream	3.0
Consumer Insurance	2.1
Commercial Insurance	2.1
End User Hardware	2.1
Electric Regulated	2.1
Commercial Hardware	2.1
Rental	2.0
Content Providers	2.0
Telecommunication Networks	2.0
Operators and Developers	2.0
Upstream Energy	2.0
Transportation Services	1.7
Information and Electrical Components	1.7
Auto Products	1.7
Specialty Services	1.6
Diversified Household and Personal Products	1.6
Alcohol and Tobacco	1.6
Distribution Services	1.5
Primary Foods	1.5
Search and Social Networks	1.5
Non Real Estate Banking	1.5
Capital Markets	1.5
Management and IT Services	1.5
Home Office and Consumer Equipment Retail	1.5
Semiconductor Services and Equipment	1.5
Mechanical Components	1.5
Online Distribution Networks	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Transaction Services	1.4
Investment Services	1.4
Internet Services	1.4
Home Office and Consumer Equipment Manufacture	1.4
Digital Integrated Circuits	1.4
Healthcare Insurance	1.4
Healthcare Providers and Facilities	1.3
Drugstores	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.1%
Medical Devices	1.1
Hospital Equipment	1.1
Accessories and Footwear	1.1
Chemicals	1.1
Gas and Water Utilities	1.0
Medical Research Services and Equipment	1.0
Healthcare Products Distribution	1.0
Metals	1.0
Midstream	1.0
Branded Apparel	1.0
Industrial Conglomerates	1.0
Other Natural Resources	1.0
Personal Products	1.0
Apparel Retailers	1.0
Production Equipment	0.9
Other Pharmaceuticals	0.8
Operating Systems and Middleware	0.7
Brokers and Dealers	0.5
Consumer Paper Products	0.5
Real Estate Banking	0.5
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.3
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
March 31, 2022 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.